UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Aptus Behavioral Momentum ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 96.3%
	Finance and Insurance - 8.0%
14,005	Aon plc	$2,650,446
14,011	Willis Towers Watson plc	2,735,227
		5,385,673
	Information - 8.5%
14,917	Autodesk, Inc. (a)	2,329,588
20,281	Veeva Systems, Inc. - Class A (a)	3,364,618
		5,694,206
	Manufacturing - 52.0% ⧫
31,967	Abbott Laboratories	2,784,326
11,796	Air Products & Chemicals, Inc.	2,692,673
43,897	Ball Corporation	3,137,758
8,522	Broadcom, Inc.	2,471,295
45,549	DENTSPLY SIRONA, Inc.	2,480,143
13,705	Edwards Lifesciences Corporation (a)	2,917,109
30,814	Keysight Technologies, Inc. (a)	2,758,469
3,610	Mettler-Toledo International, Inc. (a)	2,731,867
50,184	Mondelez International, Inc. - Class A	2,684,342
24,120	Procter & Gamble Company	2,847,125
5,531	TransDigm Group, Inc. (a)	2,684,969
32,839	Tyson Foods, Inc. - Class A	2,610,700
19,522	Xilinx, Inc.	2,229,608
		35,030,384
	Mining, Quarrying, and Oil and Gas Extraction - 3.5%
31,806	Anadarko Petroleum Corporation	2,342,830
	Professional, Scientific, and Technical Services - 8.2%
32,311	Leidos Holdings, Inc.	2,652,733
10,322	ServiceNow, Inc. (a)	2,863,220
		5,515,953

		Retail Trade - 12.3%
2,722		AutoZone, Inc. (a)	3,056,915
34,825		Copart, Inc. (a)	2,699,982
10,580		IAC/InterActiveCorporation (a)	2,529,149
			8,286,046
		Utilities - 3.8%
33,742		Eversource Energy	2,559,668
		TOTAL COMMON STOCKS (Cost $59,709,468)	64,814,760
		TOTAL INVESTMENTS (Cost $59,709,468) - 96.3%	64,814,760
		Other Assets in Excess of Liabilities - 3.7%	2,515,977
		NET ASSETS - 100.0%	$67,330,737

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Fortified Value ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Administrative and Support and Waste Management and Remediation Services - 9.9%
9,062	Alliance Data Systems Corporation	$1,422,009
722	Booking Holdings, Inc. (a)	1,362,132
15,906	Paychex, Inc.	1,320,993
56,212	Perspecta, Inc.	1,311,426
23,106	Robert Half International, Inc.	1,395,834
		6,812,394
	Construction - 1.9%
390	NVR, Inc. (a)	1,304,215
	Finance and Insurance - 4.0%
47,882	H&R Block, Inc.	1,325,853
66,340	Western Union Company	1,393,140
		2,718,993
	Health Care and Social Assistance - 2.0%
13,443	Quest Diagnostics, Inc.	1,372,261
	Information - 15.3%
26,780	CDK Global, Inc.	1,389,079
30,201	Comcast Corporation - Class A	1,303,777
33,072	DISH Network Corporation - Class A (a)	1,119,818
9,316	F5 Networks, Inc. (a)	1,366,844
23,235	Oracle Corporation	1,308,130
225,375	Sirius XM Holdings, Inc.	1,410,847
28,864	Tribune Media Company - Class A	1,341,310
42,974	Viacom, Inc. - Class B	1,304,261
		10,544,066
	Manufacturing - 54.1% ⧫
19,727	AbbVie, Inc.	1,314,213
28,643	Allison Transmission Holdings, Inc.	1,316,146
27,621	Altria Group, Inc.	1,300,121
7,697	Amgen, Inc.	1,436,106
29,611	Applied Materials, Inc.	1,461,895
5,889	Biogen, Inc. (a)	1,400,522
30,110	Bristol-Myers Squibb Company	1,337,185
36,744	Capri Holdings, Ltd. (a)	1,307,719
14,528	Carter’s, Inc.	1,351,395
25,789	General Mills, Inc.	1,369,654
57,006	Gentex Corporation	1,563,105
20,360	Gilead Sciences, Inc.	1,333,987
8,894	Illinois Tool Works, Inc.	1,371,722
9,985	Jazz Pharmaceuticals plc (a)	1,391,709
11,138	KLA Corporation	1,518,332
7,190	Lam Research Corporation	1,499,906
51,995	Louisiana-Pacific Corporation	1,359,149
15,551	LyondellBasell Industries N.V. - Class A	1,301,463
31,671	Micron Technology, Inc. (a)	1,421,711
41,195	Nektar Therapeutics (a)	1,172,410
22,705	NetApp, Inc.	1,328,015
31,799	Pfizer, Inc.	1,235,073
16,740	Philip Morris International, Inc.	1,399,631
28,841	Seagate Technology plc	1,335,627
8,520	Snap-on, Inc.	1,300,237
30,204	Teradyne, Inc.	1,683,269
17,911	United Therapeutics Corporation (a)	1,419,268
		37,229,570

	Professional, Scientific, and Technical Services - 4.0%
14,913	Celgene Corporation (a)		1,369,908
20,713	Cognizant Technology Solutions Corporation - Class A		1,349,245
			2,719,153
	Retail Trade - 3.9%
51,614	L Brands, Inc.		1,339,383
12,774	Ross Stores, Inc.		1,354,427
			2,693,810
	Transportation and Warehousing - 1.9%
15,757	CH Robinson Worldwide, Inc.		1,319,334
	Wholesale Trade - 2.0%
10,275	Acuity Brands, Inc.		1,379,110
	TOTAL COMMON STOCKS (Cost $69,556,791)		68,092,906

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 0.6%
	SPDR S&P 500 ETF Trust
22,000	Expiration: 10/18/2019, Exercise Price: 210.00	$ 654,346,000	$385,000
	TOTAL PURCHASED OPTIONS (Cost $391,546)		385,000
	TOTAL INVESTMENTS (Cost $69,948,337) - 99.6%		68,477,906
	Other Assets in Excess of Liabilities - 0.4%		298,868
	NET ASSETS - 100.0%		$68,776,774

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Defined Risk ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 91.7%
702,077	iShares iBonds Dec 2020 Term Corporate ETF	$17,783,610
715,765	iShares iBonds Dec 2021 Term Corporate ETF	17,822,548
710,245	iShares iBonds Dec 2022 Term Corporate ETF	17,876,867
707,632	iShares iBonds Dec 2023 Term Corporate ETF	17,973,853
711,203	iShares iBonds Dec 2024 Term Corporate ETF	18,093,004
711,535	iShares iBonds Dec 2025 Term Corporate ETF	18,193,950
731,105	iShares iBonds Dec 2026 Term Corporate ETF	18,365,358
	TOTAL EXCHANGE TRADED FUNDS (Cost $122,135,275)	126,109,190

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 6.2%
	Call Options - 5.5%
	American Express Company
1,632	Expiration: 10/18/2019, Exercise Price: 125.00	$20,297,184	$677,280
	General Mills, Inc.
2,868	Expiration: 10/18/2019, Exercise Price: 52.50	15,231,948	715,566
	Home Depot, Inc.
790	Expiration: 11/15/2019, Exercise Price: 215.00	16,881,510	669,319
	International Business Machines Corporation
1,350	Expiration: 11/15/2019, Exercise Price: 150.00	20,012,400	667,210
	International Paper Company
912	Expiration: 10/18/2019, Exercise Price: 45.00	4,004,592	122,664
	Kimberly-Clark Corporation
1,040	Expiration: 11/15/2019, Exercise Price: 135.00	14,107,600	634,400
	Lockheed Martin Corporation
427	Expiration: 12/20/2019, Exercise Price: 365.00	15,464,659	644,770
	Merck & Company, Inc.
3,300	Expiration: 10/18/2019, Exercise Price: 85.00	27,386,700	638,615
	Occidental Petroleum Corporation
2,750	Expiration: 11/15/2019, Exercise Price: 52.50	773,400	705,375
	salesforce.com, Inc.
650	Expiration: 11/15/2019, Exercise Price: 155.00	10,042,500	668,076
	Starbucks Corporation
1,475	Expiration: 11/15/2019, Exercise Price: 95.00	13,966,775	669,169
	Walt Disney Company
960	Expiration: 11/15/2019, Exercise Price: 145.00	13,728,960	659,845

	Put Options - 0.7%
	SPDR S&P 500 ETF Trust
1,819	Expiration: 09/20/2019, Exercise Price: 296.00	54,102,517	1,022,278
	TOTAL PURCHASED OPTIONS (Cost $8,659,207)		8,494,567
	TOTAL INVESTMENTS (Cost $130,794,482) - 97.9%		134,603,757
	Other Assets in Excess of Liabilities - 2.1%		2,841,742
	NET ASSETS - 100.0%		$137,445,499

	Percentages are stated as a percent of net assets.

Aptus Collared Income Opportunity ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.3%
	Administrative and Support and Waste Management and Remediation Services - 3.3%
23,000	Paychex, Inc.	$1,910,150
	Agriculture, Forestry, Fishing and Hunting - 3.1%
70,426	Weyerhaeuser Company	1,789,525
	Arts, Entertainment, and Recreation - 3.2%
30,038	Las Vegas Sands Corporation	1,815,497
	Finance and Insurance - 14.3%
41,400	Blackstone Group, Inc. - Class A	1,986,372
18,400	JPMorgan Chase & Company	2,134,400
36,800	State Street Corporation	2,137,712
37,352	TD Ameritrade Holding Corporation	1,908,687
		8,167,171
	Information - 6.7%
55,200	AT&T, Inc.	1,879,560
46,000	Comcast Corporation - Class A	1,985,820
		3,865,380
	Manufacturing - 41.2% ⧫
23,000	AbbVie, Inc.	1,532,260
38,410	Altria Group, Inc.	1,807,959
46,000	AstraZeneca plc - ADR	1,996,860
13,800	Caterpillar, Inc.	1,817,046
55,430	Corning, Inc.	1,704,472
46,000	GlaxoSmithKline plc - ADR	1,898,880
38,824	Intel Corporation	1,962,553
41,400	International Paper Company	1,817,874
30,130	NetApp, Inc.	1,762,304
42,228	Pfizer, Inc.	1,640,135
9,200	Raytheon Company	1,677,068
41,400	Seagate Technology plc	1,917,234
38,640	Western Digital Corporation	2,082,310
		23,616,955
	Mining, Quarrying, and Oil and Gas Extraction - 9.4%
32,200	BHP Group, Ltd. - ADR	1,768,746
38,272	Occidental Petroleum Corporation	1,965,650
29,302	Rio Tinto plc - ADR	1,672,558
		5,406,954
	Retail Trade - 3.4%
9,200	Home Depot, Inc.	1,965,948
	Transportation and Warehousing - 7.3%
41,400	Carnival Corporation	1,955,322
18,400	United Parcel Service, Inc. - Class B	2,198,248
		4,153,570
	Utilities - 6.4%
24,150	Dominion Energy, Inc.	1,794,103
131,744	Energy Transfer LP	1,894,479
		3,688,582
	TOTAL COMMON STOCKS (Cost $57,035,747)	56,379,732

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS - 2.2%
	Call Options - 0.5%
	SPDR S&P 500 ETF Trust
450	Expiration: 10/18/2019, Exercise Price: 300.00	$13,384,350	$279,675
	Put Options - 1.7%
	AbbVie, Inc.
230	Expiration: 11/15/2019, Exercise Price: 65.00	1,532,260	73,025
	Altria Group, Inc.
368	Expiration: 09/20/2019, Exercise Price: 45.00	1,732,176	35,144
	AstraZeneca plc
460	Expiration: 10/18/2019, Exercise Price: 37.50	1,996,860	9,200
	AT&T, Inc.
552	Expiration: 10/18/2019, Exercise Price: 31.00	1,879,560	16,836
	BHP Group, Ltd.
322	Expiration: 11/15/2019, Exercise Price: 52.50	1,768,746	71,162
	Blackstone Group, Inc. - Class A
414	Expiration: 09/20/2019, Exercise Price: 41.00	1,986,372	6,624
	Carnival Corporation
414	Expiration: 10/18/2019, Exercise Price: 42.50	1,955,322	32,085
	Caterpillar, Inc.
138	Expiration: 11/15/2019, Exercise Price: 120.00	1,817,046	43,815
	Comcast Corporation - Class A
460	Expiration: 10/18/2019, Exercise Price: 37.50	1,985,820	12,880
	Corning, Inc.
552	Expiration: 11/15/2019, Exercise Price: 30.00	1,697,400	78,108
	Dominion Energy, Inc.
230	Expiration: 10/18/2019, Exercise Price: 70.00	1,708,670	28,175
	Energy Transfer LP
1,288	Expiration: 10/18/2019, Exercise Price: 12.50	1,852,144	23,184
	GlaxoSmithKline plc
460	Expiration: 11/15/2019, Exercise Price: 37.00	1,898,880	20,700
	Home Depot, Inc.
92	Expiration: 11/15/2019, Exercise Price: 190.00	1,965,948	21,804
	Intel Corporation
368	Expiration: 10/18/2019, Exercise Price: 43.00	1,860,240	13,616
	International Paper Company
414	Expiration: 10/18/2019, Exercise Price: 37.50	1,817,874	16,767
	JPMorgan Chase & Company
184	Expiration: 09/20/2019, Exercise Price: 100.00	2,134,400	4,692
	Las Vegas Sands Corporation
276	Expiration: 09/20/2019, Exercise Price: 55.00	1,668,144	22,770
	NetApp, Inc.
276	Expiration: 09/20/2019, Exercise Price: 55.00	1,614,324	46,920
	Occidental Petroleum Corporation
368	Expiration: 11/15/2019, Exercise Price: 45.00	1,890,048	43,240
	Paychex, Inc.
230	Expiration: 09/20/2019, Exercise Price: 77.50	1,910,150	12,075
	Pfizer, Inc.
414	Expiration: 09/20/2019, Exercise Price: 39.00	1,607,976	54,027
	Raytheon Company
92	Expiration: 11/15/2019, Exercise Price: 155.00	1,677,068	13,800
	Rio Tinto plc
276	Expiration: 10/18/2019, Exercise Price: 55.00	1,575,408	65,550
	Seagate Technology plc
414	Expiration: 09/20/2019, Exercise Price: 42.50	1,917,234	52,785
	State Street Corporation
368	Expiration: 11/15/2019, Exercise Price: 50.00	2,137,712	34,224
	TD Ameritrade Holding Corporation
368	Expiration: 11/15/2019, Exercise Price: 45.00	1,880,480	30,360
	United Parcel Service, Inc. - Class B
184	Expiration: 10/18/2019, Exercise Price: 92.50	2,198,248	5,428
	Western Digital Corporation
368	Expiration: 10/18/2019, Exercise Price: 45.00	1,983,152	51,152
	Weyerhaeuser Company
690	Expiration: 10/18/2019, Exercise Price: 24.00	1,753,290	37,950
	TOTAL PURCHASED OPTIONS (Cost $1,243,688)		1,257,773
	TOTAL INVESTMENTS (Cost $58,279,435) - 100.5%		57,637,505
	Liabilities in Excess of Other Assets - (0.5)%		(311,366)
	NET ASSETS - 100.0%		$57,326,139

⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
ADR	American Depositary Receipt.

Aptus Collared Income Opportunity ETF
Schedule of Options Written
July 31, 2019 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	Call Options Written - (2.2)%
	AbbVie, Inc.
230	Expiration: 11/15/19 , Exercise Price: 75.00	$(1,532,260)	$(19,090)
	Altria Group, Inc
368	Expiration: 9/20/19, Exercise Price: 50.00	(1,732,176)	(16,744)
	AstraZeneca plc,
460	Expiration: 10/18/19, Exercise Prices:42.50	(1,996,860)	(86,250)
	AT&T, Inc.
552	Expiration: 10/18/19, Exercise Price: 36.00	(1,879,560)	(17,388)
	BHP Group
322	Expiration: 11/15/19, Exercise Price: 60.00	(1,768,746)	(25,116)
	Blackstone Group, Inc. - Class A
414	Expiration: 9/20/19, Exercise Price: 49.00	(1,986,372)	(50,301)
	Carnival Corporation
414	Expiration: 10/18/19, Exercise Price: 50.00	(1,955,322)	(42,435)
	Catepillar, Inc.
138	Expiration: 11/15/19, Exercise Price: 145.00	(1,817,046)	(33,741)
	Comcast Corporation - Class A
460	Expiration: 10/18/19, Exercise Price: 45.00	(1,985,820)	(34,500)
	Corning, Inc.
552	Expiration: 11/15/19, Exercise Price: 35.00	(1,697,400)	(17,664)
	Dominion Energy, Inc.
230	Expiration: 10/18/19, Exercise Price: 82.50	(1,708,670)	(4,600)
	Energy Transfer LP
1,288	Expiration: 10/18/19, Exercise Price: 16.00	(1,852,144)	(16,100)
	GlaxoSmithKline plc
460	Expiration: 11/15/19, Exercise Price: 44.00	(1,898,880)	(14,950)
	Home Depot, Inc.
92	Expiration: 11/15/19, Exercise Price: 230.00	(1,965,948)	(24,058)
	Intel Corporation
368	Expiration: 10/18/19, Exercise Price: 52.50	(1,860,240)	(49,680)

	International Paper Company
414	Expiration: 10/1819, Exercise Price: 47.50	(1,817,874)	(24,012)
	JPMorgan Chase & Company
184	Expiration: 9/20/19, Exercise Price: 120.00	(23,518)	(21,344)
	Las Vegas Sands Corporation
276	Expiration: 9/20/19, Exercise Price: 67.50	(1,668,144)	(8,142)
	NetApp, Inc.
276	Expiration: 9/20/19, Exercise Price: 65.00	(1,614,324)	(25,392)
	Occidental Petroleum Corporation
368	Expiration: 11/15/19, Exercise Price: 52.50	(1,890,048)	(94,392)
	Paychex, Inc.
230	Expiration: 9/20/19, Exercise Price: 90.00	(1,910,150)	(4,600)
	Pfizer, Inc.
414	Expiration: 9/20/19, Exercise Price: 46.00	(1,607,976)	(1,242)
	Raytheon Company
92	Expiration: 11/15/19, Exercise Price: 185.00	(1,677,068)	(66,700)
	Rio Tinto plc
276	Expiration: 10/18/19, Exercise Price: 65.00	(1,575,408)	(8,280)
	Seagate Technology plc
414	Expiration: 9/20/19, Exercise Price: 50.00	(1,917,234)	(48,024)
	State Street Corporation
368	Expiration: 11/15/19, Exercise Price: 60.00	(2,137,712)	(90,896)
	TD Ameritrade Holding Corporation
368	Expiration: 11/15/19, Exercise Price: 55.00	(1,880,480)	(39,560)
	United Parcel Service, Inc. - Class B
184	Expiration: 10/18/19, Exercise Price: 110.00	(2,198,248)	(200,560)
	Western Digital Corporation
368	Expiration: 10//18/19, Exercise Price: 10/18/19	(1,983,152)	(193,200)
	Weyerhaeuser Company
690	Expiration: 10/18/19, Exercise Price: 28.00	(1,753,290)	(10,350)
	Total Call Options Written (Premiums Received $1,429,374)		$(1,289,311)

Opus Small Cap Value ETF
Schedule of Investments
July 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 92.3%
	Accommodation and Food Services - 3.9%
8,642	Marriott Vacations Worldwide Corporation	$883,472
23,408	Ruth’s Hospitality Group, Inc.	521,296
16,738	Wyndham Destinations, Inc.	787,690
		2,192,458
	Administrative and Support and Waste Management and Remediation Services - 2.5%
8,360	Barrett Business Services, Inc.	731,500
39,703	Ladder Capital Corporation	668,202
		1,399,702
	Agriculture, Forestry, Fishing and Hunting - 0.8%
22,844	Limoneira Company	452,083
	Arts, Entertainment, and Recreation - 2.6%
7,324	Churchill Downs, Inc.	876,317
11,000	Six Flags Entertainment Corporation	581,130
		1,457,447
	Construction - 1.5%
23,268	MDC Holdings, Inc.	840,905
	Energy - 1.3%
33,222	Brigham Minerals, Inc. (a)	712,612
	Finance and Insurance - 23.7%
16,132	American Campus Communities, Inc.	754,171
11,000	AMERISAFE, Inc.	715,660
7,331	Argo Group International Holdings, Ltd.	501,734
31,768	CareTrust REIT, Inc.	737,971
14,883	Carolina Financial Corporation	522,691
78,952	Falcon Minerals Corporation	624,510
7,752	FirstCash, Inc.	780,161
18,744	German American Bancorp, Inc.	591,373
20,592	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	565,250
5,544	Hanover Insurance Group, Inc.	719,112
3,344	Hingham Institution for Savings	644,690
7,392	Independent Bank Corporation	574,802
13,376	Lakeland Financial Corporation	615,162
15,320	Macquarie Infrastructure Corporation	634,861
17,876	Pacific Premier Bancorp, Inc.	565,418
10,824	Preferred Bank	586,553
13,288	Stewart Information Services Corporation	502,685
13,816	Stock Yards Bancorp, Inc.	528,462
23,232	STORE Capital Corporation	794,767
15,840	Towne Bank	445,738
9,592	Washington Trust Bancorp, Inc.	481,806
24,640	West Bancorporation, Inc.	521,875
		13,409,452
	Health Care and Social Assistance - 4.1%
2,200	Chemed Corporation	891,858
11,417	Encompass Health Corporation	728,861
11,472	Ensign Group, Inc.	691,303
		2,312,022

	Information - 3.7%
22,000	Computer Services, Inc.	880,660
11,000	CyrusOne, Inc.	631,400
60,999	Magic Software Enterprises, Ltd.	559,361
		2,071,421
	Manufacturing - 23.9%
7,480	AptarGroup, Inc.	905,230
5,368	Carlisle Companies, Inc.	774,119
6,160	Carter’s, Inc.	573,003
7,229	Columbia Sportswear Company	766,129
6,248	Crane Company	522,958
10,802	Dolby Laboratories, Inc. - Class A	735,616
19,976	Gildan Activewear, Inc.	786,455
11,004	Hexcel Corporation	899,687
7,014	Hill-Rom Holdings, Inc.	747,973
17,776	Ituran Location and Control, Ltd.	518,704
6,512	Kadant, Inc.	608,612
5,544	Kaiser Aluminum Corporation	533,721
18,686	Logitech International S.A.	770,611
47,608	Mercer International, Inc.	620,332
4,928	Nordson Corporation	698,100
4,591	Pool Corporation	869,398
10,472	RPM International, Inc.	710,316
8,976	Sonoco Products Company	538,829
12,505	Toro Company	910,614
		13,490,407
	Mining, Quarrying, and Oil and Gas Extraction - 0.8%
73,224	Evolution Petroleum Corporation	446,666
	Professional, Scientific, and Technical Services - 4.0%
7,394	ICF International, Inc.	629,895
79,200	National CineMedia, Inc.	563,904
13,821	NexPoint Residential Trust, Inc.	596,514
4,840	SYNNEX Corporation	476,933
		2,267,246
	Real Estate and Rental and Leasing - 4.0%
18,304	Blackstone Mortgage Trust, Inc. - Class A	650,158
17,341	National Storage Affiliates Trust	525,259
30,008	Retail Opportunity Investments Corporation	544,345
42,592	Two Harbors Investment Corporation	573,288
		2,293,050
	Retail Trade - 1.3%
17,338	Delek US Holdings, Inc.	746,921
	Transportation and Warehousing - 3.9%
11,968	Forward Air Corporation	753,984
33,644	GasLog Partners LP	725,028
14,872	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	733,487
		2,212,499
	Utilities - 5.7%
71,016	Algonquin Power & Utilities Corporation	884,149
18,832	Aqua America, Inc.	790,003
19,360	CorEnergy Infrastructure Trust, Inc.	783,499
15,488	NextEra Energy Partners LP	753,336
		3,210,987

		Wholesale Trade - 4.6%
4,928		Hubbell, Inc.	640,049
13,464		KAR Auction Services, Inc.	360,027
7,040		MSC Industrial Direct Company, Inc. - Class A	500,192
4,752		Reliance Steel & Aluminum Company	474,962
3,975		Watsco, Inc.	646,415
			2,621,645
		TOTAL COMMON STOCKS (Cost $49,929,889)	52,137,523

		CLOSED-END FUNDS - 4.6%
63,800		Hercules Capital, Inc.	828,124
21,384		Main Street Capital Corporation	913,097
40,480		Newtek Business Services Corporation	872,749
		TOTAL CLOSED-END FUNDS (Cost $2,527,690)	2,613,970
		TOTAL INVESTMENTS (Cost $52,457,579) - 96.9%	54,751,493
		Other Assets in Excess of Liabilities - 3.1%	1,765,125
		NET ASSETS - 100.0%	$56,516,618

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	ADR	American Depositary Receipt.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S.GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

	Aptus Behavioral Momentum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$64,814,760	$-	$-	$64,814,760
Total Investments in Securities	$64,814,760	$-	$-	$64,814,760

	Aptus Fortified Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$68,092,906	$-	$-	$68,092,906
Purchased Options	-	385,000	-	385,000
Total Investments in Securities	$68,092,906	$385,000	$-	$68,477,906

	Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$126,109,190	$-	$-	$126,109,190
Purchased Options	-	8,494,567	$-	8,494,567
Total Investments in Securities	$126,109,190	$8,494,567	$-	$134,603,757

	Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$56,379,732	$-	$-	$56,379,732
Purchased Options	-	1,257,773	$-	1,257,773
Total Investments in Securities	$56,379,732	$1,257,773	$-	$57,637,505
Other Financial Instruments(a)
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$(1,289,311)	$-	$(1,289,311)
Total Other Financial Instruments	$-	$(1,289,311)	$-	$(1,289,311)

	Opus Small Cap Value Plus ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,137,523	$-	$-	$52,137,523
Closed End Funds	2,613,970	$-	$-	2,613,970
Total Investments in Securities	$54,751,493	$-	$-	$54,751,493

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value, and futures contracts which are reflected at the unrealized depreciation on the instrument.

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended July 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         9/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         9/27/2019

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         9/27/2019

* Print the name and title of each signing officer under his or her signature.